Revenue from contracts with customers	6 Months Ended
Dec. 31, 2019
Revenue from contracts with customers
Revenue from contracts with customers

6         Revenue from contracts with customers

6.1      Disaggregation of revenue from contracts with customers

The principal activity of the Group is the operation of men’s and women’s professional football clubs. All of the activities of the Group support the operation of the football clubs and the success of the men’s first team in particular is critical to the on-going development of the Group. Consequently the chief operating decision maker (being the Board and executive officers of Manchester United plc) regards the Group as operating in one material segment, being the operation of professional football clubs.

All revenue derives from the Group’s principal activity in the United Kingdom. Revenue can be analysed into its three main components as follows:

	Three months ended		Six months ended
	31 December		31 December
	2019	2018	2019	2018
	£’000	£’000	£’000	£’000
Sponsorship	45,147	40,300	98,777	89,916
Retail, merchandising, apparel & product licensing	25,513	25,644	52,278	51,928
Commercial	70,660	65,944	151,055	141,844
Domestic competitions	50,440	50,128	78,327	79,005
European competitions	11,935	50,918	14,949	62,212
Other	2,322	2,630	4,297	5,301
Broadcasting	64,697	103,676	97,573	146,518
Matchday	33,098	38,992	55,198	55,276
	168,455	208,612	303,826	343,638

All non-current assets, other than US deferred tax assets, are held within the United Kingdom.

6.2      Assets and liabilities related to contracts with customers

Details of movements on assets related to contracts with customers are as follows:

Current
contract assets
– accrued
revenue
£’000
At 1 July 2018	38,018
Recognized in revenue during the period	74,034
Cash received/amounts invoiced during the period	(32,556)
At 31 December 2018	79,496
Recognized in revenue during the period	37,778
Cash received/amounts invoiced during the period	(77,742)
At 30 June 2019	39,532
Recognized in revenue during the period	74,877
Cash received/amounts invoiced during the period	(36,311)
At 31 December 2019	78,098

A contract asset (accrued revenue) is recognized if commercial, broadcasting or matchday revenue performance obligations are satisfied prior to unconditional consideration being due under the contract.

Details of movements on liabilities related to contracts with customers are as follows:

	Current	Non-current
	contract	contract	Total contract
	liabilities –	liabilities –	liabilities –
	deferred	deferred	deferred
	revenue	revenue	revenue
	£’000	£’000	£’000
At 1 July 2018	(180,512)	(37,085)	(217,597)
Recognized in revenue during the period	112,215	—	112,215
Cash received/amounts invoiced during the period	(56,519)	(713)	(57,232)
Reclassified to current during the period	(4,846)	4,846	—
At 31 December 2018	(129,662)	(32,952)	(162,614)
Recognized in revenue during the period	128,956	—	128,956
Cash received/amounts invoiced during the period	(168,025)	(21,817)	(189,842)
Reclassified to current during the period	(21,415)	21,415	—
At 30 June 2019	(190,146)	(33,354)	(223,500)
Recognized in revenue during the period	125,635	—	125,635
Cash received/amounts invoiced during the period	(69,317)	—	(69,317)
Reclassified to current during the period	(9,749)	9,749	—
At 31 December 2019	(143,577)	(23,605)	(167,182)

Commercial, broadcasting and matchday consideration which is received in advance of the performance obligation being satisfied is treated as a contract liability (deferred revenue). The deferred revenue is then recognized as revenue when the performance obligation is satisfied. The Group receives substantial amounts of deferred revenue prior to the previous financial year end which is then recognized as revenue throughout the current and, where applicable, future financial years.